Subsequent Events, textual (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2016 USD ($) dwt $ / shares	Aug. 31, 2016 USD ($) dwt	Jul. 31, 2016 USD ($) dwt $ / shares	Dec. 31, 2015 USD ($)
Vessel Transactions
Impairment Of Advances For Vessel Under Construction To Be Disposed Of | $				$ 9,927
Subsequent Event
Vessel Transactions
Impairment Of Advances For Vessel Under Construction To Be Disposed Of | $	$ 17,200
Subsequent Event | Kypros Spirit
Vessel Transactions
Vessel Capacity | dwt			78,000
Subsequent Event | Hull No 1551
Vessel Transactions
Vessel Capacity | dwt	81,600
Subsequent Event | Hull No 1552
Vessel Transactions
Vessel Capacity | dwt		81,600
Preferred Shares, Dividend Rate Percentage		2.95%
Cumulative redeemable perpetual preferred equity | $		$ 16,900
Subsequent Event | Hull No S835
Vessel Transactions
Vessel Capacity | dwt	77,000
Subsequent Event | Preferred Shares
Dividend declaration
Dividends Payable, Amount Per Share | $ / shares	$ 0.5		$ 0.5
Dividends Payable | $			$ 3,512
Dividends Payable, Date Of Record	Oct. 24, 2016		Jul. 25, 2016
Dividends Payable, Date to be Paid	Oct. 31, 2016		Aug. 01, 2016